General accounting principles (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Lease liability (Other non-current liabilities)	$ 2,194
Lease liability (Other current liabilities)	565
Right-of-use asset (Other property, plant and equipment)	$ 2,732